File # 1-35890
CERT NAS

[redacted]

13001849

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
APR 29 2013
Washington, DC 20549

By Electronic Mail

April 29, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 25, 2013 The Nasdaq Stock Market (the "Exchange") received from OvaScience, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery